LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 45,019	$ 37,257	$ 36,938
Contingent operating lease income	$ 5,080	(1,955)	$ 14,295
Operating leases - as lessor, last expiry date	2035-05
Amount of reduction in lease income as a result of the rent concession and uncollectible lease income	$ 882	$ 18,356
Macau Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Initial contract term (in years)	25 years
Renewable contract term	10 years
Estimated Lease Term	40 years